Remuneration of Auditors - Summary of Services from Auditors and its Associates (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 14,000,000	€ 14,000,000	€ 14,000,000
Top of range [member]
Disclosure of Auditors Remuneration [Line Items]
Services supplied to associated pension schemes	1,000,000	1,000,000	1,000,000
Amount paid in relation to each type of non-statutory audit services	1,000,000	1,000,000	1,000,000
Spreads [Member]
Disclosure of Auditors Remuneration [Line Items]
Services relating to corporate finance transactions portion subject to tax	5,000,000
KPMG Accountants N.V. [Member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	1,000,000	1,000,000	1,000,000
KPMG LLP [Member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 4,000,000	€ 3,000,000	€ 4,000,000